Prospectus Supplement — November 14, 2011
to the Prospectus listed below, as supplemented
Fund	Prospectuses Dated
Columbia Variable Portfolio — Limited Duration Credit Fund	April 29, 2011
Effective December 1, 2011, the Fund will compare its performance to the Barclays Capital U.S. 1-5 Year Corporate Index (the New Index), an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years, rather than the Barclays Capital U.S. 1-5 Year Credit Index. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. The index change is not expected to result in any changes in the management of the Fund. Accordingly, the “Past Performance” section of the Fund’s prospectus is hereby superseded and replaced with the following:
Columbia Variable Portfolio - Limited Duration Credit Fund
PAST PERFORMANCE

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available, the Fund intends to compare its performance to the performance of the Barclays Capital U.S. 1-5 Year Corporate Index. For a one-year transition period, the Fund will also compare its performance to the Barclays Capital U.S. 1-5 Year Credit Index, the Fund’s primary benchmark since inception to November 30, 2011. The Fund also intends to compare its performance to the performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 14, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cfvst1413032_SupplementTextBlock
Prospectus Supplement — November 14, 2011
to the Prospectus listed below, as supplemented
Fund	Prospectuses Dated
Columbia Variable Portfolio — Limited Duration Credit Fund	April 29, 2011
Effective December 1, 2011, the Fund will compare its performance to the Barclays Capital U.S. 1-5 Year Corporate Index (the New Index), an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years, rather than the Barclays Capital U.S. 1-5 Year Credit Index. The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance. The index change is not expected to result in any changes in the management of the Fund. Accordingly, the “Past Performance” section of the Fund’s prospectus is hereby superseded and replaced with the following:
Columbia Variable Portfolio - Limited Duration Credit Fund
PAST PERFORMANCE	cfvst1413032_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.

When available, the Fund intends to compare its performance to the performance of the Barclays Capital U.S. 1-5 Year Corporate Index. For a one-year transition period, the Fund will also compare its performance to the Barclays Capital U.S. 1-5 Year Credit Index, the Fund’s primary benchmark since inception to November 30, 2011. The Fund also intends to compare its performance to the performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not been in existence for one full calendar year as of the date of this prospectus and therefore performance information is not shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	When available, the Fund intends to compare its performance to the performance of the Barclays Capital U.S. 1-5 Year Corporate Index. For a one-year transition period, the Fund will also compare its performance to the Barclays Capital U.S. 1-5 Year Credit Index, the Fund’s primary benchmark since inception to November 30, 2011. The Fund also intends to compare its performance to the performance of the Lipper Short-Intermediate Investment Grade Debt Funds Index.